Business Segments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Business Segments Reporting Information Details
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
(Dollars in Millions)	2020		2019		2020	2019	2020		2019
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$3,259		$3,101		$6,263	$6,351	$996		$1,172
Noninterest income	1,078		861		3,360	2,385	1,877		1,803
Total net revenue	4,337		3,962		9,623	8,736	2,873		2,975
Noninterest expense	1,680		1,624		5,573	5,257	1,871		1,775
Other intangibles	–		4		16	20	12		13
Total noninterest expense	1,680		1,628		5,589	5,277	1,883		1,788
Income (loss) before provision and income taxes	2,657		2,334		4,034	3,459	990		1,187
Provision for credit losses	575		89		322	311	38		(3)
Income (loss) before income taxes	2,082		2,245		3,712	3,148	952		1,190
Income taxes and taxable-equivalent adjustment	521		562		929	789	238		299
Net income (loss)	1,561		1,683		2,783	2,359	714		891
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–		–
Net income (loss) attributable to U.S. Bancorp	$1,561		$1,683		$2,783	$2,359	$714		$891

Average Balance Sheet
Loans	$108,320		$99,037		$152,634	$144,616	$11,327		$10,085
Other earning assets	4,163		3,751		7,186	3,989	287		282
Goodwill	1,647		1,647		3,500	3,496	1,617		1,617
Other intangible assets	6		8		2,106	2,619	39		49
Assets	120,829		108,983		170,531	158,932	14,448		13,336
Noninterest-bearing deposits	40,109		29,400		35,543	27,831	16,275		13,231
Interest-bearing deposits	83,684		72,822		147,336	129,235	66,172		62,142
Total deposits	123,793		102,222		182,879	157,066	82,447		75,373
Total U.S. Bancorp shareholders’ equity	16,385		15,508		15,058	15,151	2,482		2,441

	Payment Services				Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2020		2019		2020	2019	2020		2019
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,530		$2,474		$(124)	$57	$12,924		$13,155
Noninterest income	3,124	(a)	3,711	(a)	962	1,071	10,401	(b)	9,831 (b)
Total net revenue	5,654		6,185		838	1,128	23,325		22,986
Noninterest expense	3,133		3,005		936	956	13,193		12,617
Other intangibles	148		131		–	–	176		168
Total noninterest expense	3,281		3,136		936	956	13,369		12,785
Income (loss) before provision and income taxes	2,373		3,049		(98)	172	9,956		10,201
Provision for credit losses	681		1,109		2,190	(2)	3,806		1,504
Income (loss) before income taxes	1,692		1,940		(2,288)	174	6,150		8,697
Income taxes and taxable-equivalent adjustment	423		486		(946)	(385)	1,165		1,751
Net income (loss)	1,269		1,454		(1,342)	559	4,985		6,946
Net (income) loss attributable to noncontrolling interests	–		–		(26)	(32)	(26)		(32)
Net income (loss) attributable to U.S. Bancorp	$1,269		$1,454		$(1,368)	$527	$4,959		$6,914

Average Balance Sheet
Loans	$31,539		$33,566		$3,449	$3,382	$307,269		$290,686
Other earning assets	5		6		162,492	131,823	174,133		139,851
Goodwill	3,060		2,818		–	–	9,824		9,578
Other intangible assets	580		536		–	–	2,731		3,212
Assets	36,496		39,424		188,903	154,978	531,207		475,653
Noninterest-bearing deposits	4,356		1,261		2,256	2,140	98,539		73,863
Interest-bearing deposits	122		114		2,762	8,636	300,076		272,949
Total deposits	4,478		1,375		5,018	10,776	398,615		346,812
Total U.S. Bancorp shareholders’ equity	6,095		6,069		12,226	13,454	52,246		52,623
(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.1 billion and $2.2 billion for 2020 and 2019, respectively.
(b)	Includes revenue generated from certain contracts with customers of $6.9 billion and $7.3 billion for 2020 and 2019, respectively.